Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–4.95%
Invesco Global Real Estate Income Fund, Class R6(b)	2.50%	$7,370,255	$199,563	$(357,848)	$(203,439)	$(3,659)	$62,398	860,079	$7,018,244
Invesco Macro Allocation Strategy Fund, Class R6	2.45%	6,621,188	78,596	(198,671)	374,831	(12,713)	—	866,569	6,863,231
Total Alternative Funds		13,991,443	278,159	(556,519)	171,392	(16,372)	62,398		13,881,475
Domestic Equity Funds–24.54%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	2.89%	9,391,528	—	(2,634,053)	1,273,178	86,497	—	243,612	8,117,150
Invesco Main Street Small Cap Fund, Class R6	2.87%	6,990,576	775,395	(223,658)	510,398	10,143	—	359,949	8,062,854
Invesco NASDAQ 100 ETF	4.95%	5,013,559	8,812,471	(428,159)	417,265	69,852	9,766	76,003	13,884,988
Invesco Russell 1000® Dynamic Multifactor ETF	6.93%	16,448,167	2,434,177	(732,138)	1,149,694	143,766	88,246	352,049	19,443,666
Invesco S&P 500® Low Volatility ETF	—	11,093,953	—	(11,412,551)	(928,152)	1,246,750	44,340	—	—
Invesco S&P 500® Pure Growth ETF	—	5,669,566	—	(6,318,955)	(1,905,563)	2,554,952	—	—	—
Invesco S&P 500® Pure Value ETF	4.55%	6,534,635	5,979,227	(549,879)	654,296	133,089	78,147	144,181	12,751,368
Invesco Value Opportunities Fund, Class R6	2.35%	—	6,390,333	(147,460)	344,101	5,621	—	321,590	6,592,595
Total Domestic Equity Funds		61,141,984	24,391,603	(22,446,853)	1,515,217	4,250,670	220,499		68,852,621
Fixed Income Funds–58.66%
Invesco Core Bond Fund, Class R6	25.76%	—	71,754,219	—	511,428	—	154,254	12,813,058	72,265,647
Invesco Core Plus Bond Fund, Class R6	12.54%	26,906,496	9,227,405	(834,917)	(18,227)	(117,140)	344,523	3,834,636	35,163,617
Invesco Emerging Markets Sovereign Debt ETF	1.54%	—	4,306,279	—	19,026	—	24,032	211,403	4,325,305
Invesco Equal Weight 0-30 Year Treasury ETF	6.96%	32,853,428	—	(12,370,392)	2,412,422	(3,378,314)	230,778	695,055	19,517,144
Invesco Floating Rate ESG Fund, Class R6	3.11%	14,096,391	315,019	(5,716,671)	7,271	8,172	315,019	1,280,909	8,710,182
Invesco High Yield Fund, Class R6	3.11%	23,154,552	354,669	(14,733,191)	(447,392)	405,463	354,668	2,488,348	8,734,101
Invesco Income Fund, Class R6	0.00%	2,818,841	36,975	(2,853,007)	190,194	(186,143)	36,975	996	6,860
Invesco International Bond Fund, Class R6	0.01%	18,452,930	191,168	(18,234,491)	(624,787)	250,582	191,167	8,195	35,402
Invesco Senior Floating Rate Fund, Class R6	0.00%	2,059,259	41,402	(2,102,493)	(62,929)	72,359	41,403	1,137	7,598
Invesco Taxable Municipal Bond ETF	—	22,945,646	—	(22,519,125)	3,437,857	(3,864,378)	139,729	—	—
Invesco Variable Rate Investment Grade ETF	5.63%	20,447,468	—	(4,763,825)	49,450	43,700	294,885	628,808	15,776,793
Total Fixed Income Funds		163,735,011	86,227,136	(84,128,112)	5,474,313	(6,765,699)	2,127,433		164,542,649
Foreign Equity Funds–11.49%
Invesco EQV Emerging Markets All Cap Fund, Class R6	0.74%	4,177,015	—	(2,099,595)	(96,355)	93,237	—	62,782	2,074,302
Invesco Developing Markets Fund, Class R6	0.63%	4,212,237	—	(2,538,002)	787,258	(705,664)	—	44,564	1,755,829
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	1.63%	3,566,857	838,145	—	177,296	—	34,318	92,292	4,582,298
Invesco Global Fund, Class R6	3.58%	11,418,427	—	(2,586,946)	1,230,315	(25,108)	—	98,206	10,036,688
Invesco Global Infrastructure Fund, Class R6	1.00%	2,816,735	18,894	(17,635)	(14,869)	62	18,894	244,820	2,803,187
Invesco International Developed Dynamic Multifactor ETF	1.38%	—	3,951,342	(96,051)	24,241	562	31,173	151,507	3,880,094
Invesco International Small-Mid Company Fund, Class R6	1.91%	2,894,987	2,443,676	—	28,870	—	—	124,133	5,367,533
Invesco Oppenheimer International Growth Fund, Class R6	0.62%	2,923,616	—	(1,318,877)	63,193	78,886	—	46,907	1,746,818
Invesco S&P Emerging Markets Low Volatility ETF	—	6,255,136	—	(6,223,863)	221,824	(253,097)	40,260	—	—
Invesco S&P International Developed Low Volatility ETF	—	2,834,888	—	(2,836,878)	15,095	(13,105)	—	—	—
Total Foreign Equity Funds		41,099,898	7,252,057	(17,717,847)	2,436,868	(824,227)	124,645		32,246,749
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)	0.14%	$488,701	$9,686,089	$(9,772,307)	$—	$—	$5,284	402,483	$402,483
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)	0.10%	341,764	6,918,635	(6,980,219)	(15)	(141)	3,785	279,912	280,024
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.17%	558,515	11,069,816	(11,168,351)	—	—	6,024	459,981	459,980
Total Money Market Funds		1,388,980	27,674,540	(27,920,877)	(15)	(141)	15,093		1,142,487
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $266,084,085)	100.05%	281,357,316	145,823,495	(152,770,208)	9,597,775	(3,355,769)	2,550,068		280,665,981

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 7.57%(d)(e)	0.00%	132,837	13,180	(145,955)	—	—	1,376(f)	62	62
Invesco Private Prime Fund, 5.49%(d)(e)	—	341,585	33,635	(375,186)	(105)	71	3,690(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62)	0.00%	474,422	46,815	(521,141)	(105)	71	5,066		62
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $266,084,147)	100.05%	$281,831,738	$145,870,310	$(153,291,349)	$9,597,670	$(3,355,698)	$2,555,134		$280,666,043
OTHER ASSETS LESS LIABILITIES	(0.05)%								(142,987)
NET ASSETS	100.00%								$280,523,056
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$279,523,494	$—	$—	$279,523,494
Money Market Funds	1,142,487	62	—	1,142,549
Total Investments	$280,665,981	$62	$—	$280,666,043
Invesco Select Risk: Moderately Conservative Investor Fund